Hedging Instruments - Additional Information (Details) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Rate	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€) Rate	Dec. 31, 2026 EUR (€)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
Cash Flow Hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedge ineffectiveness recognized in consolidated statements of operations | $	$ 0	$ 0	$ 0	$ 0
Forward Foreign Currency Contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of hedging instrument					€ 970,000		€ 1,697,150	€ 500,000
Average exchange rate | Rate			1.18		1.1
Forward Foreign Currency Contracts | Event After Reporting Period
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount of hedging instrument						€ 1,450,000